Income Per Share - Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding (Details) - Successor [Member] - shares		2 Months Ended	3 Months Ended
	Jan. 09, 2019	Feb. 19, 2019	Mar. 31, 2019
Weighted average ordinary shares outstanding, beginning balance	85,562,769	85,562,769	85,562,769
Weighted average ordinary shares outstanding, Ending balance			86,893,775
Weighted average basic common shares outstanding			86,893,775
Non-vested, participating restricted shares			760,000
Shares for use in allocation of participating earnings			87,653,775
Loddie Naymola [Member]
Change in shares Other	33,796
Change in shares, NPS equity stock earn-out		1,300,214
Weighted average ordinary shares outstanding, Other	30,792
Weighted average ordinary shares outstanding, NPS equity stock earn-out		1,300,214